Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenue	$ 544,232	$ 351,856	$ 1,033,418	$ 654,218
Service expenses	346,725	224,449	663,077	432,248
Selling, general and administrative expenses	49,871	43,349	98,623	83,678
Depreciation and amortization	49,232	45,202	98,137	90,235
Income from continuing operations before interest and taxes	98,404	38,856	173,581	48,057
Interest expense	13,665	14,760	27,792	29,501
Interest income	(132)	(111)	(227)	(175)
Income from continuing operations before taxes	84,871	24,207	146,016	18,731
Taxes	31,781	9,385	54,907	7,795
Net income (loss) from continuing operations	53,090	14,822	91,109	10,936
Discontinued operations (net of tax)	1,415	849	2,330	1,973
Net income	$ 54,505	$ 15,671	$ 93,439	$ 12,909
Earnings per share information:
Continuing operations	$ 0.68	$ 0.19	$ 1.18	$ 0.14
Discontinued operations	$ 0.02	$ 0.02	$ 0.03	$ 0.03
Basic earnings per share	$ 0.70	$ 0.21	$ 1.21	$ 0.17
Continuing operations	$ 0.67	$ 0.19	$ 1.15	$ 0.14
Discontinued operations	$ 0.02	$ 0.01	$ 0.03	$ 0.03
Diluted earnings per share	$ 0.69	$ 0.20	$ 1.18	$ 0.17
Weighted average shares:
Basic	77,777	76,036	77,362	75,869
Diluted	79,187	77,318	78,895	77,194